SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019 segment	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 segment
SEGMENT INFORMATION
Number of reportable segments | segment	3	3	3	3	3	3
Net revenue		¥ 4,895,633	$ 689,535	¥ 3,434,620	¥ 4,477,929
Other (expenses)/income		50,578	7,124	23,519	(84,160)
Income before provision for income taxes		2,645,360	372,591	1,495,383	1,203,173
Depreciation and amortization		7,116	$ 1,002	26,430	43,236
Operating segments
SEGMENT INFORMATION
Net revenue		4,895,633		3,434,620	4,477,929
Income from operations:		2,778,370		1,619,439	1,385,144
Unallocated expenses		(183,588)		(147,575)	(97,811)
Other (expenses)/income		50,578		23,519	(84,160)
Income before provision for income taxes		2,645,360		1,495,383	1,203,173
Financial services business
SEGMENT INFORMATION
Net revenue		2,515,119		1,959,732	3,184,302
Depreciation and amortization		1,019		19,032	29,225
Financial services business | Operating segments
SEGMENT INFORMATION
Net revenue		2,515,119		1,959,732	3,184,302
Operating costs and expenses		(1,108,663)		(878,375)	(2,130,221)
Income from operations:		1,406,456		1,081,357	1,054,081
Insurance brokerage business
SEGMENT INFORMATION
Net revenue		963,822		731,797	755,691
Depreciation and amortization		101		135	94
Insurance brokerage business | Operating segments
SEGMENT INFORMATION
Net revenue		963,822		731,797	755,691
Operating costs and expenses		(724,652)		(566,538)	(556,111)
Income from operations:		239,170		165,259	199,580
Consumption & lifestyle business and other
SEGMENT INFORMATION
Net revenue		1,416,692		743,091	537,936
Depreciation and amortization		1,506		1,774	1,308
Consumption & lifestyle business and other | Operating segments
SEGMENT INFORMATION
Net revenue		1,416,692		743,091	537,936
Operating costs and expenses		(283,948)		(370,268)	(406,453)
Income from operations:		¥ 1,132,744		¥ 372,823	¥ 131,483